Investments in Joint Ventures and Associates - Summary of Movement in Investments in Joint Ventures and Associates (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Balance, beginning of the year	CAD 9.2	CAD 4.5
Additions arising on acquisitions		3.0
Share of total comprehensive income	2.6	2.4
Dividends and distributions received	(2.0)	(0.8)
Impact of foreign exchange	(0.1)	0.1
Balance, end of the year	CAD 9.7	CAD 9.2